Risk Management and Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 19, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel impairment charge				$ 2,282
Vessel held-for-sale			$ 13,190
Interest Rate Cap [Member]
Notional amount	$ 10,000
Interest rate cap percentage	3.50%
Interest rate cap termination date	Jul. 18, 2022